UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc. 6410 Poplar Avenue, Suite 900 Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc. 6410 Poplar Ave., Suite 900 Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012.

Item 1.	Longleaf Partners Global Fund Annual Report at December 31, 2012.

Global Fund

December 27, 2012 (Inception) to December 31, 2012

Cautionary Statement

One of Southeastern’s “Governing Principles” is that “we will communicate with our investment partners as candidly as possible,” because we believe Longleaf shareholders benefit from understanding our investment philosophy and approach. Our views and opinions regarding the investment prospects of our portfolio holdings and Funds are “forward looking statements” which may or may not be accurate over the long term. While we believe we have a reasonable basis for our appraisals, and we have confidence in our opinions, actual results may differ materially from those we anticipate. Information provided in this report should not be considered a recommendation to purchase or sell any particular security.

You can identify forward looking statements by words like “believe,” “expect,” “anticipate,” or similar expressions when discussing prospects for particular portfolio holdings and/or one of the Funds. We cannot assure future results and achievements. You should not place undue reliance on forward looking statements, which speak only as of the date of this report. We disclaim any obligation to update or alter any forward looking statements, whether as a result of new information, future events, or otherwise. Current performance may be lower or higher than the performance quoted herein. Past performance does not guarantee future results, fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Call (800)445-9469 or go to longleafpartners.com for current performance information and longleafpartners.com/
mutual_fund_documents/prospectus

for the Prospectus and Summary Prospectus, both of which should be read carefully before investing to learn about fund investment objectives, risks and expenses.

The price-to-value ratio (“P/V”) is a calculation that compares the prices of the stocks in a portfolio to Southeastern’s appraisals of their intrinsic values. P/V represents a single data point about a Fund, and should not be construed as something more. We caution our shareholders not to give this calculation undue weight. P/V alone tells nothing about:

•	The quality of the businesses we own or the managements that run them;
•	The cash held in the portfolio and when that cash will be invested;
•	The range or distribution of individual P/V’s that comprise the average; and
•	The sources of and changes in the P/V.

When all of the above information is considered, the P/V is a useful tool to gauge the attractiveness of a Fund’s potential opportunity. It does not, however, tell when that opportunity will be realized, nor does it guarantee that any particular company’s price will ever reach its value. We remind our shareholders who want to find a single silver bullet of information that investments are rarely that simple. To the extent an investor considers P/V in assessing a Fund’s return opportunity, the limits of this tool should be considered along with other factors relevant to each investor.

© 2013 Southeastern Asset Management, Inc. All Rights Reserved.

Longleaf, Longleaf Partners Funds and the pine cone logo are registered trademarks of Longleaf Partners Funds Trust. Southeastern Asset Management, Inc. is a registered trademark.

2	¡	Global Fund

Management Discussion and Performance

The Longleaf Partners Global Fund launched December 27, 2012 to offer Southeastern’s global strategy to a broader client base. On January 27, 2013 the Fund closed to new investors. Since October when we began planning to open the Global Fund, stock prices have risen rapidly, leaving few good businesses that meet our 60% of appraisal discount. Limited new qualifying investments, combined with relatively quick inflows from shareholders, have left us with more cash than we can invest. Remaining open would dilute existing investors by further raising our cash level.

Our Governing Principle, “We will consider closing to new investors if closing would benefit existing clients,” has caused us to close the three other Longleaf Funds at various times over the past 20 years. When investment opportunities enable us to put the Fund’s cash to work, and additional inflows will benefit our partners, we will re-open the Global Fund to new investors.

Thank you for your support. We are appreciative of your long-term partnership.

Sincerely,

O. Mason Hawkins

Chairman & Chief Executive Officer

Southeastern Asset Management, Inc.

G. Staley Cates

President & Chief Investment Officer

Southeastern Asset Management, Inc.

Return for the period ended December 31, 2012

Since Inception 12/27/12
Global Fund	–%

MSCI World Index	0.17

Past performance does not predict future performance, Fund prices fluctuate, and the value of an investment at redemption may be worth more or less than the purchase price. The Fund’s performance results in the table shown above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The MSCI World Index is shown with all dividends and distributions reinvested. This index is unmanaged and is not hedged for foreign currency risk. Current performance may be lower or higher than the performance quoted. Please call (800)445-9469 or visit longleafpartners.com for more current performance information. The annualized expense ratio for the Longleaf Global Fund is 1.65%. The risks associated with an investment in the Global Fund are detailed in the Prospectus. These risks include stock market risk, investment selection risk, corporate ownership risk, non-diversification risk and non-US investment risk. Distributed by: Rafferty Capital Markets, LLC.

Global Fund	Longleaf Partners Funds	¡	3

Portfolio of Investments

Short-Term Obligations

	Principal Amount	Market Value	% of Net Assets
Repurchase Agreement with State Street Bank, 0.01% due 1/2/13, Repurchase price $10,000 (Collateral: $13,381 U.S. Treasury Bond, 2.6% due 2/15/36, Value $10,000) (Cost $10,000)	$10,000	$10,000	100.0%

Total Investments (Cost $10,000)(a)		10,000	100.0
Other Assets and Liabilities, Net		(2)	–
Net Assets		$9,998	100.0%
Net asset value per share		$10.00

(a)	Equals cost for federal income tax purposes.

See Notes to Financial Statements

4	¡

Statement of Assets and Liabilities	at December 31, 2012

Global Fund
Assets

Investment in securities, at market value (cost $10,000) (Note 2)	$10,000

Total Assets	10,000

Liabilities

Accrued expenses	2

Total Liabilities	2

$9,998

Net Assets
Net assets consist of:

Paid-in capital	9,998

Net Assets	$9,998

Net asset value per share	$10.00

Fund shares issued and outstanding	1,000

See Notes to Financial Statements

Longleaf Partners Funds	¡	5

Statement of Operations	For the Period Ended December 31, 2012

Since Inception 12/27/12
Investment Income:

Total Income	$–

Expenses:

Professional fees	5,000

Registration fees	4,489

Investment counsel fee (Note 3)	1

Total expenses	9,490

Expense reimbursement (Note 3)	(9,488)

Net expenses after reimbursement	2

Net Investment loss	(2)

Realized and unrealized gain:

Net Gain	–

Change in Net Unrealized Appreciation	–

Net Realized and Unrealized Gain	$–

Net Decrease in Net Assets Resulting from Operations	$(2)

See Notes to Financial Statements

6	¡

Statement of Changes in Net Assets

December 27, 2012 (Inception) to December 31, 2012
Operations:

Net investment income	$(2)

Net realized gain from investments and foreign currency transactions	–

Net change in unrealized appreciation of securities, other assets, liabilities and forwards	–

Net decrease in net assets resulting from operations	(2)

Distributions to Shareholders:

From net investment income	–

From net realized gain on investments	–

Net decrease in net assets resulting from distributions	–

Capital Share Transactions (Note 6):

Net proceeds from sale of shares	10,000

Net asset value of shares issued to shareholders for reinvestment of shareholder distributions	–

Cost of shares redeemed	–

Net increase in net assets from fund share transactions	10,000

Total increase in net assets	9,998

Net Assets:
Beginning of period	–

End of period	$9,998

Undistributed net investment income included in net assets at end of period	$–

See Notes to Financial Statements

Longleaf Partners Funds	¡	7

Notes to Financial Statements

Note 1. Organization

Longleaf Partners Global Fund, launched December 27, 2012, is non-diversified and a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

Note 2. Significant Accounting Policies

Management Estimates

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States of America; these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.

Security Valuation

Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close.

In the case of bonds and other fixed income securities, valuations may be furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities.

When market quotations are not readily available, valuations of portfolio securities may be determined in accordance with procedures established by and under the general supervision of the Funds’ Trustees. In determining fair value, the Board considers relevant qualitative and quantitative information including news regarding significant market or security specific events. The Board may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed.

Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

The Fund determines net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued as determined by the Board of Trustees, consistent with any regulatory guidelines.

8	¡

Notes to Financial Statements

Accounting for Investments

For financial reporting purposes, the Fund records security transactions on trade date. Realized gains and losses on security transactions are determined using the specific identification method. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon after the ex-dividend date as the Fund is able to obtain information on the dividend. Interest income and Fund expenses are recognized on an accrual basis.

Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. Accordingly, no federal income tax provision is required. The Fund intends to make any required distributions to avoid the application of a 4% nondeductible excise tax. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily.

The Fund does not isolate the portion of net realized and unrealized gains or losses in equity security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying equity securities.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions. State Street Bank (“State Street”) sells U.S. government or agency securities to the Fund under an agreement to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. The Fund, through State Street, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If State Street becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

Note 3. Investment Counsel Agreement

Southeastern Asset Management, Inc. (“Southeastern”) serves as Investment Counsel to the Fund and receives annual compensation, computed daily and paid monthly, in accordance with the following schedule:

First $500 million of average daily net assets	1.125%

In excess of $500 million	1.00%

Southeastern has agreed to reduce its fees on a pro rata basis to the extent that the Fund’s normal annual operating expenses (excluding taxes, interest, brokerage fees, and extraordinary expenses) exceed 1.65% of average annual net assets. A reduction of $9,488 was applied during the period.

Longleaf Partners Funds	¡	9

Note 4. Fund Administrator

Southeastern also serves as the Fund Administrator and in this capacity is responsible for managing, performing or supervising the administrative and business operations of the Fund. Functions include the preparation of all registration statements, prospectuses, proxy statements, and oversight of daily valuation of the portfolios and calculation of daily net asset values per share. The Fund pays a fee as compensation for these services, accrued daily and paid monthly, of 0.10% per annum of average daily net assets.

Note 5. Investment Transactions

There were no purchases or sales of equity securities in the period.

Note 6. Shares of Beneficial Interest

The Fund is authorized to issue unlimited shares of beneficial interest with no par value. Transactions in shares of beneficial interest for the period ended December 31, 2012 were as follows:

Shares sold	1,000

Reinvestment of shareholder distributions	–

Shares redeemed	–

1,000

Note 7. Related Ownership

At December 31, 2012, an officer of Southeastern owned more than 5% of the Fund:

	Shares Owned	Percent of Fund
Global Fund	1,000	100.0%

Note 8. Fair Value Measurements and Disclosures

FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Fund’s investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund’s, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

10	¡

Notes to Financial Statements

A summary of the inputs used in valuing the Fund’s net assets as December 31, 2012 follows:

	Level 1	Level 2	Level 3	Total Value
Short-Term Obligations	10,000	–	–	10,000

Total	10,000	–	–	10,000

Note 9. Federal Income Taxes

Required distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ may from net investment income and realized gains recognized for financial reporting purposes. The following permanent reclassification was made between capital accounts to reflect the tax character of the net operating loss.

Paid-in Capital	(2)

Undistributed net investment loss	2

After this reclassification, Paid-in Capital was the same for both tax and financial reporting purposes.

There were no distributions in the period ended December 31, 2012.

The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after filing of the tax return but could be longer in certain circumstances. Management has analyzed the Fund’s tax position and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Longleaf Partners Funds	¡	11

Financial Highlights

The presentation is for a share outstanding throughout the period.

December 27, 2012 (Inception) to December 31, 2012
Net Asset Value, Beginning of Period	$10.00

Net Investment Income	–

Net Gains on Securities, Realized and Unrealized	–

Total from Investment Operations	–

Dividends from Net Investment Income	–

Distributions from Capital Gains	–

Total Distributions	–

Net Asset Value, End of Period	$10.00

Total Return(a)	0.00%

Net Assets, End of Period (thousands)	$10

Ratio of Expenses to Average Net Assets(b)(c)	1.65%

Ratio of Net Investment Income to Average Net Assets	0.00%

Portfolio Turnover Rate	0.00%

(a)	Total return reflects the rate that an investor would have earned on investment in the Fund assuming reinvestment of all distributions.

(b)	Annualized.

(c)	Expenses presented net of fee waiver. The expense ratio before the waiver was 96.24%.

12	¡

Report of Independent Registered Public Accounting Firm

To the Trustees of Longleaf Partners Funds Trust and Shareholders of Longleaf Partners Global Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statement of operations, of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of Longleaf Partners Global Fund (one of the Funds comprising Longleaf Partners Funds Trust, the “Fund”) at December 31, 2012, the results of its operations, the changes in its net assets, and the financial highlights for the period December 27, 2012 (inception date) to December 31, 2012 presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012 by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 28, 2013

Longleaf Partners Funds	¡	13

Statement Regarding Basis for Approval of Investment Advisory Contract

Longleaf Partners Global Fund (the “Global Fund”) is non-diversified and is a series of Longleaf Partners Funds Trust, a Massachusetts business trust which is an open-end management investment company registered with the US Securities and Exchange Commission. Southeastern Asset Management, Inc. (“Southeastern”) acts as investment counsel and fund administrator under agreements with the Global Fund (the “Agreements”). Trustees for the Global Fund, including Trustees who are not “interested persons” of the Fund as that term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), are responsible for overseeing the performance of Southeastern.

On August 7, 2012, Trustees for the Fund met to determine whether the Agreements with Southeastern should be approved for the period from launch to October 31, 2013. In advance of the meeting, the Independent Trustees reviewed Southeastern’s Case for Launching Longleaf Partners Global Fund, as well as comparative fees and expenses of other similar funds. This meeting also included a presentation regarding approval of the investment counsel and fund administration agreements between Southeastern and Longleaf Partners Fund, Longleaf Partners Small-Cap Fund and Longleaf Partners International Fund (the “Other Longleaf Funds”). Please see pages 45-48 of Longleaf Partners Funds Annual Report dated December 31, 2012 with respect to the Other Longleaf Funds for a discussion of the basis on which the investment counsel and fund administration agreements with the Other Longleaf Funds were approved (the “Basis for Approval of the Other Longleaf Funds”). That discussion is incorporated herein by reference and provides additional support for the Trustees’ conclusion to approve the Agreements between Southeastern and the Global Fund.

In considering the Agreements, the Trustees did not identify any single factor as all-important or controlling, and each Trustee may have weighed various factors differently. The following summary does not detail all the factors considered, but discusses the material factors and the Trustees’ conclusions.

Nature, Extent and Quality of Services Provided

While no services had yet been provided by Southeastern to the Fund, the Trustees’ experience with the Other Longleaf Funds led them to conclude that Southeastern’s unique governing principles would be an important factor on which to base approval. These principles are stated at the beginning of the Prospectus:

•	We will treat your investment as if it were our own.

•	We will remain significant investors in Longleaf Partners Funds.

•	We will invest for the long-term, while striving to maximize returns and minimize business, financial, purchasing power, regulatory and market risks.

•

We will choose each equity investment based on its discount from our appraisal of corporate intrinsic value, its financial strength, its management, its competitive position, and our assessment of its future earnings potential.

•	We will focus our assets in our best ideas.

•	We will not impose loads or 12b-l charges on mutual fund shareholders.

•	We will consider closing to new investors if closing would benefit existing clients.

•	We will discourage short-term speculators and market timers.

•	We will continue our efforts to enhance shareholder services.

•	We will communicate with our investment partners as candidly as possible.

The Trustees looked favorably on Southeastern’s unique Code of Ethics requirement that employees use Longleaf for virtually all public equity investing. The Trustees noted that, as one of the largest

14	¡

Statement Regarding Basis for Approval of Investment Advisory Contract

shareholder groups, Southeastern and its affiliates’ interests would be aligned with other shareholders, facing the same risks, paying the same fees, and sharing the same motivation to achieve positive absolute returns. In addition, significant investment by Southeastern’s personnel would contribute to the economies of scale which would lower fees and expenses for shareholders over time.

The Trustees recognized Southeastern’s consistent implementation of the governing principles with respect to the Other Longleaf Funds, noting that Southeastern and the Funds had continued to receive recognition in the press, and among industry observers and participants, for the quality of its investment process, as well as its shareholder orientation and integrity. The Trustees expressed confidence in the research, analysis, knowledge and 37-years’ experience of Southeastern. The Trustees concluded that shareholders would buy the Global Fund primarily to gain access to Southeastern’s investment expertise and shareholder orientation, and weighed this heavily in approving the Agreements.

Trustees concluded that Southeastern’s administrative services for the Other Longleaf Funds, including fund accounting, legal, trading, shareholder reporting, compliance and oversight of Fund operations, had been high quality, and favored approving Southeastern to serve the same role for the Global Fund.

Comparative Investment Performance of the Fund and Adviser

Because the Fund had not yet begun operations, the Trustees were not able to consider Fund performance. Please see the Basis for Approval of the Other Longleaf Funds, however, for an analysis of Southeastern’s performance in managing the Other Longleaf Funds. The Trustees concluded that Southeastern’s experience in managing both US and non-US portfolios would be beneficial in managing the new Global Fund.

The Costs of the Services to be Provided and Profits to be Realized by the Investment Adviser and its Affiliates from the Relationship with the Fund

The Trustees considered the Global Fund’s management fee rates and expense ratios relative to industry averages, advisory fees charged to Southeastern’s private account clients and similar funds selected by Southeastern and the Independent Trustees, and concluded that fees were currently set at appropriate levels.

The Trustees reviewed reports of Southeastern’s financial position, including overall revenues and expenses of the firm, as well as an Investment Manager Profitability Analysis prepared by Lipper Inc. Until the Global Fund begins operation, however, it is not possible to evaluate the costs of the services to be provided and profits to be realized by Southeastern.

The Extent to which Economies of Scale would be Realized as each Fund Grows, and whether Current Fee Levels Reflect these Economies of Scale for the Benefit of Fund Investors

Because Southeastern’s fee structure for the Global Fund contains a breakpoint, economies of scale will be realized as the Fund grows. And while the Fund had no assets currently, and thus no sharing of economies of scale presently, the Trustees noted that Southeastern would bear costs in excess of the Fund’s expense limitation in early years, as it had done with respect to the Other Longleaf Funds.

Conclusion

While the material factors that the Trustees considered are summarized above, each individual Trustee considered and weighed in the aggregate all information prior to making a decision to approve. All Trustees, including the Independent Trustees, concluded that Southeastern’s fee structure was fair and reasonable in light of the nature and quality of services to be provided, and that approval of the Investment Counsel and Fund Administration Agreements was in the best interest of the Global Fund and its future shareholders.

Item 2.	Code of Ethics.

On December 8, 2003, the Boards of Trustees of the Longleaf Partners Funds adopted a Code of Ethics applicable to officers of Southeastern Asset Management, Inc. performing the principal executive function, the principal financial function, and the principal legal function for the Funds. This Code of Ethics, as amended, may be obtained without charge, upon request, by calling (901) 761-2474 and asking Southeastern’s General Counsel for a copy.

Item 3.	Audit Committee Financial Expert.

On December 8, 2003, the Independent Trustees of the Longleaf Partners Funds selected Rex M. Deloach to replace G. Staley Cates as Trustee, effective upon Mr. Cates resignation from the Boards December 31, 2003. Mr. Deloach is “independent” as defined by Item 3 of Form N-CSR, and serves as chairman of the Audit Committee. The Trustees have determined that Mr. Deloach meets the definition of “audit committee financial expert” as set forth in Item 3 of Form N-CSR.

In accordance with the SEC’s safe harbor rule for “audit committee financial experts,” no member designated as an audit committee financial expert shall (i) be deemed an “expert” for any other purpose or (ii) have any duty, obligation or liability that is greater than the duties, obligations and liabilities imposed on a member of the board or the audit committee not so designated. Additionally, the designation of a member or members as an “audit committee financial expert” shall in no way affect the duties, obligations or liabilities of any member of the audit committee, or the board, not so designated.

Item 4.	Principal Accountant Fees and Services.

Services	2012
(a.) Audit Fees Audits of the Funds	$5,000

(b.) Audit Related Fees Quarterly tax diversification review, tax department review of financial statements	$—

(c.) Tax Fees Preparation of tax returns, tax consultation and research	$—

(d.) All other fees	$—

PricewaterhouseCoopers LLP (PwC) serves as the principal accountant for the Longleaf Partners Funds. Under Longleaf’s Audit Committee Charter, the Audit Committee must pre-approve all audit and non-audit services. No additional pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X have been adopted. No services included in (b.) through (d.) above were approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. PwC’s Irish office provided €15,100 worth of tax consulting to Longleaf Management Company (Ireland) Limited, a 100% wholly owned subsidiary of Southeastern Asset Management, Inc., and $11,398 worth of tax consulting to Longleaf Partners Unit Trust, an Irish based UCITS Fund managed by Southeastern. The Audit Committee pre-approved these services and found them compatible with maintaining PwC’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

A complete schedule of investments at December 31, 2012 is included in the Report filed under Item I of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company in the reports that it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

At the date of filing this Form N-CSR, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the most recent fiscal quarter of the period covered by this report (ie, the fourth quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

Exhibit 99. CERT Certification Required by Item 12(a)(2) of Form N-CSR

Exhibit 99.906 CERT Certification Pursuant to Section 906 of the Sarbanes Oxley Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins Trustee Longleaf Partners Funds Trust

Date February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins Chairman and CEO, Southeastern Asset Management, Inc. Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series

Date February 28, 2013

By	/s/ Julie M. Bishop
Julie M. Bishop Mutual Fund CFO & Principal, Southeastern Asset Management, Inc. Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series

Date February 28, 2013

A signed original of this written statement has been provided to Longleaf Partners Funds Trust and will be retained by Longleaf Partners Funds Trust and furnished to the Securities and Exchange Commission or its staff upon request.